Debt (Institutional Secured Term Loans Narrative) (Details)		12 Months Ended
	Apr. 05, 2013 USD ($)	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Mar. 06, 2014 USD ($)	Feb. 29, 2012 USD ($)	Mar. 31, 2011 USD ($)
Debt Instrument [Line Items]
Long-term Debt		$ 29,806,843,000	$ 30,402,392,000
Hyperion Facility [Member]
Debt Instrument [Line Items]
Credit facility, current borrowing capacity				$ 1,500,000,000
Number of aircraft designated as collateral | item		83
Debt Instrument, Collateral Amount		$ 2,250,000,000
Maturity date of facility		Mar. 01, 2021
Hyperion Facility [Member] | Scenario, Actual [Member]
Debt Instrument [Line Items]
Loan-to-value ratio		66.70%
Hyperion Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Spread over reference rate		1.75%
Hyperion Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Spread over reference rate		2.75%
Interest rate floor		0.75%
Vancouver Facility [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 750,000,000
Credit facility, current borrowing capacity					$ 900,000,000
Prepayment of debt	$ 150,000,000
Number of aircraft designated as collateral | item		57
Debt Instrument, Collateral Amount		$ 1,360,000,000
Debt instrument, extension of maturity date		Apr. 01, 2020
Vancouver Facility [Member] | Scenario, Actual [Member]
Debt Instrument [Line Items]
Loan-to-value ratio		55.00%
Vancouver Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Spread over reference rate		1.75%
Vancouver Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Spread over reference rate		2.75%
Interest rate floor		0.75%
Temescal Facility [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 1,000,000,000
Credit facility, current borrowing capacity		$ 1,500,000,000				$ 1,300,000,000
Number of aircraft designated as collateral | item		54
Debt Instrument, Collateral Amount		$ 1,760,000,000
Maturity date of facility		Mar. 01, 2021
Temescal Facility [Member] | Scenario, Actual [Member]
Debt Instrument [Line Items]
Loan-to-value ratio		60.80%
Temescal Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Spread over reference rate		1.00%
Temescal Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Spread over reference rate		2.00%
Temescal Facility Before Amendment [Member]
Debt Instrument [Line Items]
Maturity date of facility		Mar. 01, 2018
Temescal Facility Before Amendment [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Spread over reference rate		1.75%
Temescal Facility Before Amendment [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Spread over reference rate		2.75%
Glide Funding Term Loan Facility [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 32,700,000
Credit facility, current borrowing capacity		$ 500,000,000
Debt Instrument, Term		5 years
Spread over reference rate		1.60%
Number of aircraft designated as collateral | item		1
Number of aircraft financed | item		9
Celtago Facility [Member]
Debt Instrument [Line Items]
Credit facility, current borrowing capacity		$ 817,000,000
Loans outstanding		$ 0
Maturity date of facility		Dec. 01, 2024
Celtago Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Spread over reference rate		1.50%
Celtago Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Spread over reference rate		1.50%
Maximum [Member] | Hyperion Facility [Member]
Debt Instrument [Line Items]
Loan-to-value ratio		70.00%
Maximum [Member] | Vancouver Facility [Member]
Debt Instrument [Line Items]
Loan-to-value ratio		63.00%
Maximum [Member] | Temescal Facility [Member]
Debt Instrument [Line Items]
Loan-to-value ratio		62.40%